Schedule of Investments
February 29, 2024 (unaudited)
Tanaka Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.42%

Accident & Health Insurance - 4.50%
Aflac, Inc.	11,450	924,473

Asset Management - 4.61%
The Carlyle Group Inc.	20,625	945,656

Beverages - 1.31%
PepsiCo, Inc.	1,625	268,678

Cigarettes - 1.52%
Philip Morris International, Inc.	3,460	311,262

Credit Services - 1.29%
Mastercard, Inc.	560	265,866

Electronic Computers - 11.92%
Apple, Inc. (2)	13,543	2,447,897

General Industrial Machinery & Equipment - 6.24%
Symbotic, Inc. (2)	32,500	1,280,500

Information Technology Services - 0.53%
Accenture plc Class A	290	108,686

Internet Media & Services - 1.81%
Meta Platforms, Inc. Class A	760	372,499

Measuring & Controlling Device - 9.98%
Onto Innovation, Inc. (2)	11,123	2,048,412

Miscellaneous Metal Ores - 1.28%
Cameco Corp. (Canada) (2)	6,500	263,445

Motor Vehicle Parts & Accessories - 0.36%
Honeywell International, Inc.	370	73,530

Motor Vehicles & Passenger Car - 3.44%
Tesla, Inc. (2)	3,495	705,571

Oil & Gas Exploration SE - 11.17%
NexGen Energy Ltd. (2)	268,889	1,897,154
New Fortress Energy Inc. Class A (2)	11,250	395,438

		2,292,592

Pharmaceutical Preparations - 12.71%
Catalyst Pharmaceuticals, Inc. (2)	41,255	969,493
Corcept Therapeuticals, Inc. (2)	81,098	1,300,001
Ionis Pharmaceuticals, Inc. (2)	7,500	339,075

		2,608,568

Primary Smelting & Refining of - 0.00%
Blue Earth Resources, Inc. (2)	27,719	0

Radio & TV Broadcasting & Communications Equipment - 4.67%
QUALCOMM, Inc.	6,078	959,048

Retail-Catalog & Mail-Order Houses - 2.48%
Amazon.com, Inc. (2)	2,880	509,069

Security Brokers, Dealers & Flotation Companies - 3.98%
Stifel Financial Corp.	10,760	816,254

Semiconductors & Related Devices - 10.04%
Applied Materials, Inc.	3,870	780,269
NVIDIA Corp. (2)	1,620	1,281,614

		2,061,884

Special Industrial Machinery - 1.98%
Chart Industries, Inc. (2)	2,850	407,151

Specialty Chemicals - 1.50%
Nanoco Group plc (United Kingdom) (2)	1,260,607	307,626

Uranium - 2.11%
Uranium Energy Corp. (2)	39,000	252,720
Energy Fuels Inc. (2)	28,500	180,405

		433,125

Total Common Stock	(Cost $ 8,133,127)	20,411,792

Corporate Bonds - 0.05%

Automotive - 0.05%
AMRS, 1.500%, Due 11/15/2026	340,000	10,642

Total Corporate Bonds	(Cost $ 42,500)	10,642

Short-Term Investments - 0.46%

Huntington Conservative Deposit Account 5.180% (3)	94,706	94,706

Total Short-Term Investment Companies	(Cost $ 94,706)	94,706

Total Investments - 99.94%	(Cost $ 8,270,333)	20,517,140

Other Assets Less Liabilities - .06%		13,061

Total Net Assets - 100.00%		20,530,201

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$20,506,498	$-
Level 2 - Other Significant Observable Inputs	10,642	-
Level 3 - Significant Unobservable Inputs	$0	-
Total	$20,517,140	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 29, 2024.